Common Shares (Tables)	12 Months Ended
Jan. 31, 2022
Summarizes the continuity of Special Warrants
	Number of	Exercised Into
	Special Warrants	Common Shares	Warrants

Balance, January 31, 2020 and 2019	–	–	–
Issued (Note 12(m))	5,889,735	–	–
Exercised into 1.10 common shares and warrants (Note 12(m))	(300,000)	330,000	330,000

Balance, January 31, 2021	5,589,735	330,000	330,000
Exercised into 1.14 common shares and warrants	(5,589,735)	6,372,298	6,372,298
Balance, January 31, 2022	–	6,702,298	6,702,298